SHORT TERM NOTES AND CONVERTIBLE DEBT (Tables)	21 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of derivative liabilities and warrant liabilities

	September 30, 2024	December 31, 2023
Note Payable	$–	$2,594,118
Less: Unamortized Discounts and Deferred Financing Costs
Warrants	–	(557,582)
Derivative	–	(235,628)
Deferred financing costs	–	(675,184)
	–	(1,468,394)
	$–	$1,125,724